6. NET INVESTMENT IN DIRECT FINANCING AND SALES-TYPE LEASES (Details Narrative)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2012
Net Investment In Direct Financing And Sales-Type Leases Details Narrative
Term Of Lease	2 years
Capital Leases Net Investment In Direct Financing and Sales Type Leases Effective Interest Rate	12.19%	13.84%